DEBT - Convertible Notes Embeded Derivative Fair Value Assumptions (Details)	Mar. 31, 2019 Y	Feb. 28, 2019 Y	Jan. 31, 2019 Y	Dec. 31, 2018 Y	Dec. 30, 2018 Y	Nov. 30, 2018 Y	Jun. 30, 2018 Y	Jan. 31, 2018 Y
Convertible Note - January 2018 | Conversion feature - Crossover Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.02			0.02				0.49
Convertible Note - January 2018 | Conversion feature - Crossover Triggered | Probability of conversion
Debt
Measurement input	0			60				80
Convertible Note - January 2018 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.08			0.33
Convertible Note - January 2018 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Probability of conversion
Debt
Measurement input	80			20
Convertible Note - January 2018 | Change in Control feature | Time until expected conversion (in years)
Debt
Measurement input	0.17			0.41				1.24
Convertible Note - January 2018 | Change in Control feature | Probability of conversion
Debt
Measurement input	3			3				3
Convertible Note - June 2018 | Conversion feature - Crossover Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.02			0.02			0.17
Convertible Note - June 2018 | Conversion feature - Crossover Triggered | Probability of conversion
Debt
Measurement input	0			60			75
Convertible Note - June 2018 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.08			0.33
Convertible Note - June 2018 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Probability of conversion
Debt
Measurement input	80			20
Convertible Note - June 2018 | Change in Control feature | Time until expected conversion (in years)
Debt
Measurement input	0.17			0.41			0.83
Convertible Note - June 2018 | Change in Control feature | Probability of conversion
Debt
Measurement input	3			3			3
Convertible Note - November 2018 | Change in Control feature | Time until expected conversion (in years)
Debt
Measurement input	0.17			0.41		0.47
Convertible Note - November 2018 | Change in Control feature | Probability of conversion
Debt
Measurement input	3			3		3
Convertible Note - December 2018 | Change in Control feature | Time until expected conversion (in years)
Debt
Measurement input	0.17			0.41	0.38
Convertible Note - December 2018 | Change in Control feature | Probability of conversion
Debt
Measurement input	3			3	3
Convertible Note - January 2019 | Conversion feature - Crossover Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.02		0.02
Convertible Note - January 2019 | Conversion feature - Crossover Triggered | Probability of conversion
Debt
Measurement input	0		60
Convertible Note - January 2019 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.08		0.25
Convertible Note - January 2019 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Probability of conversion
Debt
Measurement input	80		20
Convertible Note - January 2019 | Change in Control feature | Time until expected conversion (in years)
Debt
Measurement input	0.17		0.33
Convertible Note - January 2019 | Change in Control feature | Probability of conversion
Debt
Measurement input	3		3
Convertible Note - February 2019 | Conversion feature - Crossover Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.02	0.02
Convertible Note - February 2019 | Conversion feature - Crossover Triggered | Probability of conversion
Debt
Measurement input	0	60
Convertible Note - February 2019 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Time until expected conversion (in years)
Debt
Measurement input	0.08	0.18
Convertible Note - February 2019 | Conversion feature - IPO Triggered / Reverse Merger/Qualified Financing Triggered | Probability of conversion
Debt
Measurement input	80	20
Convertible Note - February 2019 | Change in Control feature | Time until expected conversion (in years)
Debt
Measurement input	0.17	0.33
Convertible Note - February 2019 | Change in Control feature | Probability of conversion
Debt
Measurement input	3	3